UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 277 Park Ave

         New York, NY  10172

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212 350-5197

Signature, Place, and Date of Signing:

     Danielle Danese     New York, NY     November 10, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     119042


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADPT                           Common           00651F108     7100   355000 SH  N/A   Sole    N/A           355000        0        0
ALA                            Common           013904305    14211   226015 SH  N/A   Sole    N/A           226015        0        0
ANCC                           Common           00941P106     1834    82435 SH  N/A   Sole    N/A            82435        0        0
AVNT                           Common           053487104     3421   188095 SH  N/A   Sole    N/A           188095        0        0
AWEB                           Common           053331104      806   629000 SH  N/A   Sole    N/A           629000        0        0
BCGI                           Common           100582105     2744   144400 SH  N/A   Sole    N/A           144400        0        0
CAMP                           Common           129900106     2627   115800 SH  N/A   Sole    N/A           115800        0        0
COMS                           Common           885535104     4269   222510 SH  N/A   Sole    N/A           222510        0        0
CPQ                            Common           204493100     3310   120000 SH  N/A   Sole    N/A           120000        0        0
EWBX                           Common           27032C108     3674   445300 SH  N/A   Sole    N/A           445300        0        0
ITRI                           Common           465741106     3012   499400 SH  N/A   Sole    N/A           499400        0        0
MOT                            Common           620076109     6320   223704 SH  N/A   Sole    N/A           223704        0        0
NOK                            Common           654902204    13195   331428 SH  N/A   Sole    N/A           331428        0        0
NTLI                           Common           629407107     2316    50000 SH  N/A   Sole    N/A            50000        0        0
PALM                           Common           696642107    15115   285529 SH  N/A   Sole    N/A           285529        0        0
QAAO OCT 55.0                  Common           77199W9V2       23    60000 SH  Put   Sole    N/A            60000        0        0
QAPQ OCT 25.0                  Common           00651F9J9      184   327900 SH  Call  Sole    N/A           327900        0        0
QAQN NOV 25.0                  Common           0344259W0      106    50000 SH  Put   Sole    N/A            50000        0        0
QMOT OCT 35.0                  Common           6200769J0      100   400000 SH  Call  Sole    N/A           400000        0        0
QPQO OCT 22.5                  Common           7127139J7      625   100000 SH  Call  Sole    N/A           100000        0        0
QRUL OCT 85.0                  Common           7609759V6       88    30000 SH  Put   Sole    N/A            30000        0        0
QTA JAN 35.0                   Common           0019579A9      125   100000 SH  Call  Sole    N/A           100000        0        0
QTHQ NOV 15.0                  Common           8855359K2      463   100000 SH  Call  Sole    N/A           100000        0        0
QTHQ OCT 12.5                  Common           8855359J5      700   100000 SH  Call  Sole    N/A           100000        0        0
QTHQ OCT 15.0                  Common           8855359J5      450   100000 SH  Call  Sole    N/A           100000        0        0
QTHQ OCT 17.5                  Common           8855359J5     1711   702000 SH  Call  Sole    N/A           702000        0        0
SFA                            Common           808655104     6999   110000 SH  N/A   Sole    N/A           110000        0        0
TCM                            Common           G9144B106      768    20000 SH  N/A   Sole    N/A            20000        0        0
TKLC                           Common           879101103     3130    95400 SH  N/A   Sole    N/A            95400        0        0
TTEC                           Common           879939106     8032   326170 SH  N/A   Sole    N/A           326170        0        0
TYC                            Common           902124106     9446   182100 SH  N/A   Sole    N/A           182100        0        0
UIS                            Common           909214108     2138   190000 SH  N/A   Sole    N/A           190000        0        0